Noncontrolling Interests (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 City Center [Member] Predecessor [Member]	Dec. 31, 2012 City Center [Member] Predecessor [Member]	Dec. 31, 2013 Central Fairwinds [Member] Predecessor [Member]	Dec. 31, 2012 Central Fairwinds [Member] Predecessor [Member]	Dec. 31, 2013 AmberGlen [Member] Predecessor [Member]	Dec. 31, 2012 AmberGlen [Member] Predecessor [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests in properties	$ (736,411)	$ 1,083,740	$ (139,542)	$ 58,147	$ 118,263	$ 434,810	$ 498,955	$ (707,889)	$ (756,760)	$ 1,298,672